Loans Receivable from Third Parties (Details) - Schedule of loans receivable from third parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Shenzhen Xinsuniao [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Qianhai Baiyu [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
others [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	18,432,691	576,647
Other third parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 18,432,691	$ 576,647